Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Line of credit maximum borrowing capacity	€ 120,220	€ 21,370
Line of credit cumulative amount drawn	81,920	5,078
Interest expenses on bank borrowings	3,711	722
Interest payable on bank borrowing current	128	60
Credit accounts with shareholders	0	42
Loan from government entity	1,920	863
Interest expenses on borrowings	€ 0	€ 3